CASH FLOW GENERATED FROM OPERATIONS - DISPOSAL OF FIXED ASSETS AND LEASEHOLD LAND (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	[1]	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
CASH FLOW GENERATED FROM OPERATIONS [abstract]
Net book amount (Note 6)	¥ 336,812			¥ 142,336	¥ 83,944
Receivable arising from disposal of fixed assets				20,349	(21,627)
Payable arising from disposal of fixed assets	(2,457)
Transfer to materials and supplies	(12,087)			(11,662)	(5,488)
Loss on disposal of fixed assets and costs on repairs	(321,741)			(133,073)	(49,008)
Proceeds from disposal of fixed assets	¥ 527	$ 81		¥ 17,950	¥ 7,821

[1]	* Translation of amounts from Renminbi (“RMB”) into United States dollars (“US$”) for the convenience of the reader has been made at US$1.00=RMB6.5063, the certified exchange rates for December 29, 2017 as published by the Federal Reserve Board of the United States. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 29, 2017 or on any other date.